                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JULY 31, 2004

                                                          RUSSELL                                  LIPPER
                                                             1000       LEHMAN BROTHERS            INCOME
                                                            VALUE      U.S. GOVERNMENT/             FUNDS
      CLASS A       CLASS B       CLASS C       CLASS D  INDEX(1)       CREDIT INDEX(2)          INDEX(3)
       -0.25%        -0.57%        -0.64%        -0.15%     0.70%                -0.04%            -0.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

After having expanded appreciably in 2003, the U.S. economy slowed considerably in the six-month period ended July 31, 2004. The domestic equity market suffered from the mixed economic news that marked the period as investors lost confidence in the momentum of economic recovery and faced mounting uncertainties related to the market. While concern that the Federal Reserve would soon move to raise interest rates was a major factor hindering equities, investors were also affected by anxieties over rising oil prices and geopolitical difficulties such as the threat of terrorism.

Value stocks generally outperformed growth securities for the six months, as small and mid-cap companies outpaced their larger counterparts. The energy sector was the strongest-performing over the period as oil prices continued to rise. Technology stocks suffered greatly as the market continued to slow, and the technology sector was the period's worst-performing as the market's expectations for increased spending in information technology were not realized. The bond market was hampered over the period by rising interest rates, which in turn raised yields and lowered bond prices.

PERFORMANCE ANALYSIS

Morgan Stanley Balanced Income Fund underperformed the Russell 1000 Value Index and the Lehman Brothers U.S. Government/Credit Index, but outperformed the Lipper Income Funds Index. The Fund's performance was hampered primarily by stock selection within the health care, industrials and financial services sectors. Our stock selection in health care led to the Fund's having an overweighted position in pharmaceuticals relative to the Russell 1000 Value Index, which turned out to be detrimental as these stocks generally suffered over this six-month period from an unfavorable environment.

One of the Fund's largest holdings, Bristol-Myers, also became the period's worst performer; while the pharmaceutical company had made efforts to resolve problems with its financial statements, lingering fears among investors about the prospect of drug reimportation and the expectation of continuing competition from generic brands greatly hurt the security. Similarly, several names within the industrials sector also hurt the Fund. Equifax, a credit reporting company, experienced losses as the jobless data failed to improve significantly during the period and rising interest rates contributed to lower numbers of mortgage and loan applications. Union Pacific was hurt by rising oil prices as well as by complications surrounding the organization of its distribution network and scheduling. While we maintained an underweighted position in the financial services sector relative to the Russell 1000 Value Index, stock selection within the sector also hurt performance as the brokerage companies Merrill Lynch and Lehman Brothers underperformed.

Stock selection in other sectors contributed positively to performance. We maintained an overweighted position in the consumer discretionary sector relative to the Russell 1000 Value Index. The Fund benefited greatly from gains made by hotel and leisure stocks, as both recreational and business travel picked up and aided the hotel industry. Two of the top-performing securities included Starwood Hotels & Resorts, which owns both the Sheraton and Westin Hotels companies, and Hilton Hotels. Holdings in automakers and parts companies were also gainers within the consumer discretionary sector, with Honda Motor, for instance, performing strongly because of improvements in its product line and increasing market share. Although the Fund's holdings within the technology sector provided negative returns, stock selection within technologies was beneficial relative to benchmark performance, as the Fund did not hold a number of underperforming securities, such as Sun Microsystems, Agilent Technology and Electronic Data Systems. Holdings in telecommunications services companies also had a positive impact on performance, as gains were made by Sprint when that company saw a return of growth in wireless services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN INCOME-PRODUCING SECURITIES, CONSISTING OF (1) FIXED-INCOME SECURITIES AND (2) DIVIDEND PAYING COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS. WITHIN THE LIMITATIONS DETAILED BELOW, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY

   TOP 10 HOLDINGS
   U.S. Treasuries                                     32.7%
   Fed. Nat. Mtge. Assoc                                7.5
   Fed. Home Ln. Mtge. Corp.                            2.1
   AOL Time Warner                                      1.2
   Bristol Myers Squibb                                 1.1
   JP Morgan Chase & Co.                                1.0
   BP PLC -- ADR                                        1.0
   Prudential Holdings                                  1.0
   Schlumberger Limited                                 0.9
   General Motors                                       0.9

   PORTFOLIO COMPOSITION*
   US Government Agencies & Obligations                35.9%
   Common Stocks                                       30.5
   Corporate Bonds                                     19.1
   Short-Term                                           8.8
   Mortgage-Backed                                      4.9
   Asset-Backed                                         0.6
   Foreign Government Bond                              0.2

Data as of July 31, 2004. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The Fund has outstanding short futures contracts with an underlying face amount of $26,507,782 with unrealized depreciation of $923,157.

CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BINAX                     BINBX                    BINCX                    BINDX
   1 YEAR                               7.39%(4)                  6.59%(4)                 6.50%(4)                 7.66%(4)
                                        1.75(5)                   1.59(5)                  5.50(5)                    --
   5 YEARS                              4.31(4)                   3.50(4)                  3.50(4)                  4.53(4)
                                        3.19(5)                   3.15(5)                  3.50(5)                    --
   SINCE INCEPTION                      5.34(4)                   4.52(4)                  7.04(4)                  5.56(4)
                                        4.53(5)                   4.52(5)                  7.04(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/04 -
                                                                     02/01/04            07/31/04             07/31/04
                                                                   -------------       -------------       ---------------
CLASS A
Actual......................................................         $1,000.00           $  997.51              $5.41
Hypothetical (5% return before expenses)....................         $1,000.00           $1,019.44              $5.47
CLASS B
Actual......................................................         $1,000.00           $  994.29              $9.12
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.71              $9.22
CLASS C
Actual......................................................         $1,000.00           $  993.62              $9.12
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.17              $9.22
CLASS D
Actual......................................................         $1,000.00           $  998.54              $4.17
Hypothetical (5% return before expenses)....................         $1,000.00           $1,020.69              $4.22

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.84%, 1.84% and 0.84% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Common Stocks (31.5%)
            Advertising/Marketing Services (0.2%)
  36,120    Interpublic Group of Companies, Inc. (The)*.................  $   461,975
                                                                          -----------

            Aerospace & Defense (0.3%)
  12,400    Northrop Grumman Corp. .....................................      652,240
                                                                          -----------

            Auto Parts: O.E.M. (0.6%)
  14,490    Magna International, Inc. (Class A) (Canada)................    1,166,445
                                                                          -----------

            Broadcasting (0.5%)
  29,600    Clear Channel Communications, Inc. .........................    1,056,720
                                                                          -----------

            Chemicals: Major Diversified (1.2%)
  56,800    Bayer AG (ADR) (Germany)....................................    1,532,464
  22,430    Dow Chemical Co. (The)......................................      894,733
                                                                          -----------
                                                                            2,427,197
                                                                          -----------
            Computer Processing Hardware (0.3%)
  30,230    Hewlett-Packard Co. ........................................      609,135
                                                                          -----------

            Containers/Packaging (0.3%)
  10,420    Temple-Inland, Inc. ........................................      711,165
                                                                          -----------

            Data Processing Services (0.9%)
  14,610    Automatic Data Processing, Inc. ............................      613,328
  17,100    First Data Corp. ...........................................      762,831
  19,400    SunGard Data Systems Inc.*..................................      452,214
                                                                          -----------
                                                                            1,828,373
                                                                          -----------
            Discount Stores (0.4%)
  21,250    Target Corp. ...............................................      926,500
                                                                          -----------

            Electric Utilities (1.4%)
   9,900    Consolidated Edison, Inc. ..................................      405,603
  14,200    Edison International........................................      380,560
  13,010    Entergy Corp. ..............................................      748,075

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
  20,820    Exelon Corp. ...............................................  $   726,618
  15,900    FirstEnergy Corp. ..........................................      621,690
                                                                          -----------
                                                                            2,882,546
                                                                          -----------
            Finance/Rental/Leasing (0.5%)
  17,200    Freddie Mac.................................................    1,106,132
                                                                          -----------

            Financial Conglomerates (2.0%)
  25,990    Citigroup, Inc. ............................................    1,145,899
  58,256    J.P. Morgan Chase & Co. ....................................    2,174,696
  16,790    Prudential Financial, Inc. .................................      781,742
                                                                          -----------
                                                                            4,102,337
                                                                          -----------
            Financial Publishing/Services (0.4%)
  36,730    Equifax, Inc. ..............................................      885,928
                                                                          -----------

            Food: Major Diversified (0.9%)
  23,200    Kraft Foods Inc. (Class A)..................................      708,760
   7,100    Nestle SA (ADR) (Registered Shares) (Switzerland)...........      455,110
  15,910    PepsiCo, Inc. ..............................................      795,500
                                                                          -----------
                                                                            1,959,370
                                                                          -----------
            Foods: Specialty/Candy (0.4%)
  23,150    Cadbury Schweppes PLC (ADR) (United Kingdom)................      764,876
                                                                          -----------

            Hotels/Resorts/Cruiselines (0.8%)
  20,780    Hilton Hotels Corp. ........................................      370,507
  12,400    Marriott International, Inc. (Class A)......................      605,120
  14,630    Starwood Hotels & Resorts Worldwide, Inc. ..................      658,350
                                                                          -----------
                                                                            1,633,977
                                                                          -----------
            Household/Personal Care (0.6%)
  19,190    Kimberly-Clark Corp. .......................................    1,229,503
                                                                          -----------

            Industrial Conglomerates (0.7%)
  27,300    General Electric Co. .......................................      907,725
   7,570    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda).................      519,983
                                                                          -----------
                                                                            1,427,708
                                                                          -----------
            Industrial Machinery (0.3%)
  11,600    Parker-Hannifin Corp. ......................................      665,608
                                                                          -----------


                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Information Technology Services (0.6%)
  30,800    Accenture Ltd. (Class A) (Bermuda) (ADR)*...................  $   758,604
   6,350    International Business Machines Corp. ......................      552,895
                                                                          -----------
                                                                            1,311,499
                                                                          -----------
            Integrated Oil (3.0%)
  37,880    BP PLC (ADR) (United Kingdom)...............................    2,134,916
  16,410    ConocoPhillips..............................................    1,292,616
  28,330    Exxon Mobil Corp. ..........................................    1,311,679
  26,400    Royal Dutch Petroleum Co. (NY Registered Shares)
              (Netherlands).............................................    1,327,920
                                                                          -----------
                                                                            6,067,131
                                                                          -----------
            Investment Banks/Brokers (1.1%)
  16,800    Lehman Brothers Holdings, Inc. .............................    1,177,680
  24,230    Merrill Lynch & Co., Inc. ..................................    1,204,716
                                                                          -----------
                                                                            2,382,396
                                                                          -----------
            Life/Health Insurance (0.3%)
  19,680    Metlife, Inc. ..............................................      701,986
                                                                          -----------

            Major Banks (0.7%)
  11,350    Bank of America Corp. ......................................      964,864
   9,120    PNC Financial Services Group................................      461,472
                                                                          -----------
                                                                            1,426,336
                                                                          -----------
            Major Telecommunications (1.2%)
  16,200    SBC Communications, Inc. ...................................      410,508
  56,610    Sprint Corp. (FON Group)....................................    1,057,475
  27,120    Verizon Communications Inc. ................................    1,045,205
                                                                          -----------
                                                                            2,513,188
                                                                          -----------
            Managed Health Care (0.4%)
  12,050    CIGNA Corp. ................................................      747,221
                                                                          -----------

            Media Conglomerates (1.5%)
  60,490    Disney (Walt) Co. (The).....................................    1,396,714
 108,250    Time Warner Inc.*...........................................    1,802,362
                                                                          -----------
                                                                            3,199,076
                                                                          -----------
            Medical Specialties (0.6%)
  18,440    Bausch & Lomb, Inc. ........................................    1,135,720
                                                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Motor Vehicles (0.8%)
  65,400    Honda Motor Co., Ltd. (ADR) (Japan).........................  $ 1,587,258
                                                                          -----------

            Multi-Line Insurance (0.5%)
  17,170    Hartford Financial Services Group, Inc. (The)...............    1,117,767
                                                                          -----------

            Oil Refining/Marketing (0.3%)
   9,610    Valero Energy Corp. ........................................      719,981
                                                                          -----------

            Oilfield Services/Equipment (0.9%)
  30,070    Schlumberger Ltd. (Netherlands) ............................    1,934,102
                                                                          -----------

            Package Software (0.7%)
  21,300    Computer Associates International, Inc. ....................      537,612
  28,710    Microsoft Corp. ............................................      817,087
                                                                          -----------
                                                                            1,354,699
                                                                          -----------
            Pharmaceuticals: Major (2.7%)
   6,600    AstraZeneca PLC (ADR) (United Kingdom)......................      296,472
  97,490    Bristol-Myers Squibb Co. ...................................    2,232,520
  12,470    Roche Holdings Ltd. (ADR) (Switzerland).....................    1,234,031
  60,450    Schering-Plough Corp. ......................................    1,176,357
  16,200    Wyeth.......................................................      573,480
                                                                          -----------
                                                                            5,512,860
                                                                          -----------
            Precious Metals (0.3%)
  17,430    Newmont Mining Corp. .......................................      705,392
                                                                          -----------

            Property - Casualty Insurers (1.2%)
  24,070    Chubb Corp. (The)...........................................    1,655,535
  24,034    St. Paul Travelers Companies, Inc. (The)....................      890,940
                                                                          -----------
                                                                            2,546,475
                                                                          -----------
            Railroads (0.9%)
  49,620    Norfolk Southern Corp. .....................................    1,324,357
  11,040    Union Pacific Corp. ........................................      621,994
                                                                          -----------
                                                                            1,946,351
                                                                          -----------
            Restaurants (0.3%)
  19,320    McDonald's Corp. ...........................................      531,300
                                                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------
            Semiconductors (0.3%)
  25,250    Intel Corp. ........................................................................  $   615,595
                                                                                                  -----------

            Tobacco (0.2%)
   9,680    Altria Group, Inc. .................................................................      460,768
                                                                                                  -----------

            Wireless Communications (0.3%)
  36,300    AT&T Wireless Services. Inc.*.......................................................      524,172
                                                                                                  -----------
            Total Common Stocks (Cost $52,624,239)..............................................   65,539,008
                                                                                                  -----------

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE
---------                                                              ----------   ----------
            Corporate Bonds (19.8%)
            Advertising/Marketing Services (0.2%)
 $   350    WPP Finance (UK) Corp. - 144A** (United Kingdom).........    5.875%      06/15/14         355,742
                                                                                                 ------------

            Aerospace & Defense (0.4%)
     235    Raytheon Co. ............................................    8.30        03/01/10         277,536
     586    Systems 2001 Asset Trust - 144A**........................    6.664       09/15/13         634,629
                                                                                                 ------------
                                                                                                      912,165
                                                                                                 ------------
            Air Freight/Couriers (0.1%)
     225    Fedex Corp. - 144A**.....................................    2.65        04/01/07         219,587
                                                                                                 ------------

            Airlines (0.5%)
     350    America West Airlines, (Series 01-1).....................    7.10        04/02/21         370,278
      47    Continental Airlines, Inc. (Series 981A).................    6.648       09/15/17          43,597
     359    Continental Airlines, Inc. (Series 974A).................    6.90        01/02/18         339,750
      89    Continental Airlines, Inc. (Series 991A).................    6.545       02/02/19          83,530
     195    Southwest Airlines Co. (Series 01-1).....................    5.496       11/01/06         202,780
                                                                                                 ------------
                                                                                                    1,039,935
                                                                                                 ------------
            Beverages: Alcoholic (0.1%)
     235    Miller Brewing Co. - 144A**..............................    4.25        08/15/08         235,645
                                                                                                 ------------

            Broadcasting (0.1%)
     245    Clear Channel Communications, Inc. ......................    7.65        09/15/10         277,429
                                                                                                 ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
            Cable/Satellite TV (0.3%)
 $    95    Comcast Cable Communications Inc. .......................    6.75 %      01/30/11    $    103,616
     410    Comcast Corp. ...........................................    6.50        01/15/15         432,203
      40    Comcast Corp. ...........................................    7.625       02/15/08          43,988
     105    TCI Communications, Inc. ................................    7.875       02/15/26         120,262
                                                                                                 ------------
                                                                                                      700,069
                                                                                                 ------------
            Chemicals: Major Diversified (0.1%)
     170    ICI Wilmington Inc. .....................................    4.375       12/01/08         168,210
                                                                                                 ------------

            Containers/Packaging (0.2%)
     320    Sealed Air Corp - 144A**.................................    5.625       07/15/13         319,321
                                                                                                 ------------

            Department Stores (0.5%)
      50    Federated Department Stores, Inc. .......................    6.625       09/01/08          54,369
     160    Federated Department Stores, Inc. .......................    6.90        04/01/29         169,323
     110    Federated Department Stores, Inc. .......................    7.00        02/15/28         117,618
      80    May Department Stores Co., Inc. .........................    5.95        11/01/08          84,356
     415    May Department Stores Co., Inc. .........................    6.70        09/15/28         419,117
      60    May Department Stores Co., Inc. .........................    6.90        01/15/32          62,113
     100    May Department Stores Co., Inc. .........................    7.875       03/01/30         115,354
                                                                                                 ------------
                                                                                                    1,022,250
                                                                                                 ------------
            Drugstore Chains (0.2%)
     290    CVS Corp. ...............................................    5.625       03/15/06         302,612
      64    CVS Corp. - 144A**.......................................    6.204       10/10/25          65,114
                                                                                                 ------------
                                                                                                      367,726
                                                                                                 ------------
            Electric Utilities (1.8%)
     145    Appalachian Power Co. (Series H).........................    5.95        05/15/33         137,361
     340    Arizona Public Service Co. ..............................    5.80        06/30/14         344,553
     325    Carolina Power & Light Co. ..............................    5.125       09/15/13         323,206
     145    Cincinnati Gas & Electric Co. ...........................    5.70        09/15/12         149,731
     130    Cincinnati Gas & Electric Co. (Series A).................    5.375       06/15/33         114,088
     105    Cincinnati Gas & Electric Co. (Series B).................    5.40        06/15/33          92,495
      95    Columbus Southern Power Co. .............................    6.60        03/01/33          99,267
     230    Consolidated Natural Gas Co. ............................    6.25        11/01/11         246,531
     100    Consolidated Natural Gas Co. (Series A)..................    5.00        03/01/14          97,101
      85    Detroit Edison Co. ......................................    6.125       10/01/10          91,354
     160    Duke Energy Corp. .......................................    3.75        03/05/08         158,957
     200    Duke Energy Corp. .......................................    4.50        04/01/10         199,525
     130    Entergy Gulf States, Inc. ...............................    3.60        06/01/08         126,808
     225    Exelon Corp. ............................................    6.75        05/01/11         246,321

                       See Notes to Financial Statements
 12

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
 $   230    Ohio Power Co. (Series G)................................    6.60 %      02/15/33    $    239,392
     345    Pacific Gas & Electric Co. ..............................    6.05        03/01/34         333,475
     220    Public Service Electric & Gas Co. (Series MTNB)..........    5.00        01/01/13         219,527
     115    South Carolina Electric & Gas Co. .......................    5.30        05/15/33         104,457
      50    Southern California Edison Co. ..........................    5.00        01/15/14          49,476
     155    Texas Eastern Transmission, L.P. ........................    7.00        07/15/32         168,415
     190    TXU Energy Co. ..........................................    7.00        03/15/13         209,043
      35    Wisconsin Electric Power Co. ............................    5.625       05/15/33          33,300
                                                                                                 ------------
                                                                                                    3,784,383
                                                                                                 ------------
            Electrical Products (0.1%)
     240    Cooper Industries Inc. ..................................    5.25        07/01/07         251,133
                                                                                                 ------------

            Environmental Services (0.3%)
      85    Waste Management, Inc. ..................................    5.00        03/15/14          82,254
     435    Waste Management, Inc. ..................................    6.875       05/15/09         480,430
                                                                                                 ------------
                                                                                                      562,684
                                                                                                 ------------
            Finance/Rental/Leasing (1.1%)
     240    CIT Group Inc. ..........................................    2.875       09/29/06         237,622
     105    CIT Group Inc. ..........................................    7.375       04/02/07         115,015
     460    Countrywide Home Loans, Inc. ............................    3.25        05/21/08         445,855
     225    Ford Motor Credit Co. ...................................    7.375       10/28/09         241,663
     315    Ford Motor Credit Co. ...................................    7.25        10/25/11         331,745
     530    MBNA Corp. ..............................................    6.125       03/01/13         553,298
     350    SLM Corp. ...............................................    5.00        10/01/13         341,687
                                                                                                 ------------
                                                                                                    2,266,885
                                                                                                 ------------
            Financial Conglomerates (2.9%)
     500    Associates Corp. of North America........................    6.25        11/01/08         540,753
     230    Bank One Corp. ..........................................    6.00        02/17/09         245,372
     370    Chase Manhattan Corp. ...................................    6.00        02/15/09         395,100
      80    Chase Manhattan Corp. ...................................    7.00        11/15/09          89,607
     160    Citicorp.................................................    6.75        08/15/05         166,935
     185    Citigroup Inc. ..........................................    5.625       08/27/12         192,662
     255    Citigroup Inc. ..........................................    5.75        05/10/06         267,336
     125    Citigroup Inc. ..........................................    6.00        02/21/12         134,007
     165    General Electric Capital Corp. ..........................    4.25        12/01/10         162,207
     650    General Electric Capital Corp. ..........................    6.75        03/15/32         712,041
   1,010    General Motors Acceptance Corp. .........................    6.875       09/15/11       1,038,282
     735    General Motors Acceptance Corp. .........................    8.00        11/01/31         748,430
     135    John Hancock Financial Services..........................    5.625       12/01/08         142,858

                       See Notes to Financial Statements
                                                                              13

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
 $   910    Prudential Holdings, LLC (Series B) (FSA) - 144A**.......    7.245%      12/18/23    $  1,038,213
     220    Prudential Holdings, LLC (Series C) - 144A**.............    8.695       12/18/23         270,241
                                                                                                 ------------
                                                                                                    6,144,044
                                                                                                 ------------
            Food Retail (0.2%)
     195    Albertson's Inc. ........................................    7.50        02/15/11         221,127
     150    Kroger Co. ..............................................    6.80        04/01/11         164,951
     110    Kroger Co. ..............................................    8.00        09/15/29         129,896
                                                                                                 ------------
                                                                                                      515,974
                                                                                                 ------------
            Food: Major Diversified (0.4%)
      80    General Mills Inc. ......................................    3.875       11/30/07          80,152
     115    Kraft Foods Inc. ........................................    5.25        06/01/07         120,028
     325    Kraft Foods Inc. ........................................    5.625       11/01/11         335,844
     230    Kraft Foods Inc. ........................................    6.25        06/01/12         245,893
                                                                                                 ------------
                                                                                                      781,917
                                                                                                 ------------
            Forest Products (0.4%)
     160    Weyerhaeuser Co. ........................................    6.00        08/01/06         168,459
     110    Weyerhaeuser Co. ........................................    6.125       03/15/07         117,135
     515    Weyerhaeuser Co. ........................................    6.75        03/15/12         563,908
                                                                                                 ------------
                                                                                                      849,502
                                                                                                 ------------
            Gas Distributors (0.2%)
     295    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**              8.294       03/15/14         336,300
              (Qatar)................................................
                                                                                                 ------------

            Home Furnishings (0.1%)
      95    Mohawk Industries, Inc. .................................    7.20        04/15/12         106,422
                                                                                                 ------------

            Home Improvement Chains (0.1%)
      40    Lowe's Companies, Inc. ..................................    6.875       02/15/28          44,427
      65    Lowe's Companies, Inc. ..................................    6.50        03/15/29          69,278
                                                                                                 ------------
                                                                                                      113,705
                                                                                                 ------------
            Hotels/Resorts/Cruiselines (0.4%)
     305    Hyatt Equities LLC - 144A**..............................    6.875       06/15/07         325,168
     505    Marriott International, Inc. (Series E)..................    7.00        01/15/08         550,700
                                                                                                 ------------
                                                                                                      875,868
                                                                                                 ------------

                       See Notes to Financial Statements
 14

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
            Industrial Conglomerates (0.4%)
 $   365    Honeywell International, Inc. ...........................    6.125%      11/01/11    $    394,320
     155    Hutchison Whampoa International Ltd. - 144A** (Virgin        5.45        11/24/10         154,244
              Islands)...............................................
     230    Hutchison Whampoa International Ltd. - 144A** (Virgin        6.50        02/13/13         232,751
              Islands)...............................................
                                                                                                 ------------
                                                                                                      781,315
                                                                                                 ------------
            Information Technology Services (0.1%)
     120    Electronic Data Systems..................................    7.125       10/15/09         125,469
                                                                                                 ------------

            Insurance Brokers/Services (0.3%)
     670    Farmers Exchange Capital - 144A**........................    7.05        07/15/28         658,146
                                                                                                 ------------

            Integrated Oil (0.2%)
     110    Amerada Hess Corp. ......................................    6.65        08/15/11         118,130
      40    Petro-Canada.............................................    4.00        07/15/13          36,196
     195    Petro-Canada.............................................    5.35        07/15/33         169,081
     145    Amerada Hess Corp. ......................................    7.875       10/01/29         160,170
                                                                                                 ------------
                                                                                                      483,577
                                                                                                 ------------
            Investment Banks/Brokers (0.4%)
     260    Goldman Sachs Group Inc. ................................    5.25        10/15/13         256,183
     345    Goldman Sachs Group Inc. ................................    6.60        01/15/12         375,694
     235    Goldman Sachs Group Inc. ................................    6.875       01/15/11         260,380
                                                                                                 ------------
                                                                                                      892,257
                                                                                                 ------------
            Major Banks (0.7%)
     120    Bank of New York (The)...................................    5.20        07/01/07         125,679
     290    FleetBoston Financial Corp. .............................    7.25        09/15/05         304,898
     195    Household Finance Corp. .................................    4.125       12/15/08         193,937
     220    Household Finance Corp. .................................    5.875       02/01/09         234,174
     105    Household Finance Corp. .................................    6.375       10/15/11         113,337
     230    Household Finance Corp. .................................    6.40        06/17/08         249,148
     225    Household Finance Corp. .................................    6.75        05/15/11         248,204
                                                                                                 ------------
                                                                                                    1,469,377
                                                                                                 ------------
            Major Telecommunications (0.9%)
     400    Deutsche Telekom International Finance Corp.                 8.75        06/15/30         498,331
              (Netherlands)..........................................
     170    France Telecom S.A. (France).............................    9.50        03/01/31         217,072
     345    GTE Corp. ...............................................    6.94        04/15/28         357,646
      95    Sprint Capital Corp. ....................................    8.75        03/15/32         115,455
     210    Telecom Italia Capital SpA - 144A** (Luxembourg).........    4.00        11/15/08         207,744

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
 $   205    Verizon Global Funding Corp. ............................    7.75 %      12/01/30    $    235,929
     300    Verizon New England Inc. ................................    6.50        09/15/11         323,829
                                                                                                 ------------
                                                                                                    1,956,006
                                                                                                 ------------
            Managed Health Care (0.6%)
     605    Aetna, Inc. .............................................    7.875       03/01/11         703,818
      30    Anthem Inc. .............................................    6.80        08/01/12          33,198
     135    Anthem Insurance - 144A**................................    9.125       04/01/10         166,633
     345    Wellpoint Health Network, Inc. ..........................    6.375       06/15/06         364,633
                                                                                                 ------------
                                                                                                    1,268,282
                                                                                                 ------------
            Media Conglomerates (0.6%)
     295    AOL Time Warner Inc. ....................................    7.625       04/15/31         325,522
     140    AOL Time Warner, Inc. ...................................    7.70        05/01/32         155,987
     405    News America Holdings, Inc. .............................    7.28        06/30/28         444,296
      10    News America Holdings, Inc. .............................    8.875       04/26/23          12,603
      90    News America Holdings, Inc. .............................    7.75        02/01/24         102,770
     135    Time Warner, Inc. .......................................    6.625       05/15/29         133,605
                                                                                                 ------------
                                                                                                    1,174,783
                                                                                                 ------------
            Motor Vehicles (0.7%)
     140    DaimlerChrysler North American Holdings Co. .............    7.20        09/01/09         153,987
     450    DaimlerChrysler North American Holdings Co. .............    7.30        01/15/12         496,689
     220    DaimlerChrysler North American Holdings Co. .............    8.50        01/18/31         259,043
     135    General Motors Acceptance Corp. .........................    4.50        07/15/06         136,951
      90    Ford Motor Co. ..........................................    6.625       10/01/28          78,960
     290    Ford Motor Co. ..........................................    7.45        07/16/31         276,593
                                                                                                 ------------
                                                                                                    1,402,223
                                                                                                 ------------
            Multi-Line Insurance (1.0%)
     780    AIG SunAmerica Global Finance VI - 144A**................    6.30        05/10/11         847,004
     265    American General Finance Corp. ..........................    5.875       07/14/06         278,406
     130    American General Finance Corp. (Series MTNH).............    4.625       09/01/10         129,592
      60    AXA Financial Inc. ......................................    6.50        04/01/08          65,551
     120    Hartford Financial Services Group, Inc. (The)............    2.375       06/01/06         118,452
     265    Hartford Financial Services Group, Inc. (The)............    7.90        06/15/10         309,216
     135    International Lease Finance Corp. .......................    3.75        08/01/07         135,016
     100    Nationwide Mutual Insurance Co. - 144A**.................    8.25        12/01/31         119,657
                                                                                                 ------------
                                                                                                    2,002,894
                                                                                                 ------------
            Oil & Gas Pipelines (0.0%)
      70    Panhandle Eastern Pipe Line Co. .........................    2.75        03/15/07          67,533
                                                                                                 ------------

                       See Notes to Financial Statements
 16

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
            Oil & Gas Production (1.0%)
 $    55    Kerr-McGee Corp. ........................................    5.875%      09/15/06    $     57,582
     135    Kerr-McGee Corp. ........................................    6.875       09/15/11         146,866
     215    Nexen Inc. (Canada)......................................    5.05        11/20/13         208,760
     220    Pemex Project Funding Master Trust.......................    7.375       12/15/14         231,000
     390    Pemex Project Funding Master Trust.......................    8.00        11/15/11         429,975
     610    Pemex Project Funding Master Trust.......................    8.625       02/01/22         660,325
     290    Pemex Project Funding Master Trust.......................    9.125       10/13/10         337,125
                                                                                                 ------------
                                                                                                    2,071,633
                                                                                                 ------------
            Oil Refining/Marketing (0.1%)
     145    Marathon Oil Corp. ......................................    5.375       06/01/07         151,858
                                                                                                 ------------

            Other Metals/Minerals (0.3%)
     415    Inco Ltd. (Canada).......................................    7.20        09/15/32         442,995
     105    Inco Ltd. (Canada).......................................    7.75        05/15/12         120,040
                                                                                                 ------------
                                                                                                      563,035
                                                                                                 ------------
            Pharmaceuticals: Major (0.0%)
      80    Schering-Plough Corp. ...................................    5.30        12/01/13          80,132
                                                                                                 ------------

            Property - Casualty Insurers (0.2%)
     460    Mantis Reef Ltd. - 144A** (Australia)....................    4.692       11/14/08         456,910
                                                                                                 ------------

            Pulp & Paper (0.2%)
     245    International Paper Co. .................................    4.25        01/15/09         242,113
     225    Sappi Papier Holding AG-144A** (Austria).................    6.75        06/15/12         241,983
                                                                                                 ------------
                                                                                                      484,096
                                                                                                 ------------
            Railroads (0.1%)
     105    Union Pacific Corp. .....................................    3.625       06/01/10          98,812
     110    Union Pacific Corp. .....................................    6.79        11/09/07         119,832
                                                                                                 ------------
                                                                                                      218,644
                                                                                                 ------------
            Real Estate Development (0.5%)
     451    World Financial Properties - 144A**......................    6.91        09/01/13         495,456
     443    World Financial Properties - 144A**......................    6.95        09/01/13         488,823
                                                                                                 ------------
                                                                                                      984,279
                                                                                                 ------------
            Real Estate Investment Trust (0.3%)
      30    EOP Operating L.P. ......................................    4.75        03/15/14          28,041
     245    EOP Operating L.P. ......................................    6.763       06/15/07         264,164
      45    EOP Operating L.P. ......................................    7.25        06/15/28          47,068

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
 $   140    Rouse Co. (The)..........................................    3.625%      03/15/09    $    134,238
      60    Rouse Co. (The)..........................................    5.375       11/26/13          58,876
                                                                                                 ------------
                                                                                                      532,387
                                                                                                 ------------
            Savings Banks (0.2%)
     195    Washington Mutual Inc. ..................................    5.50        01/15/13         198,086
     195    Washington Mutual Inc. ..................................    8.25        04/01/10         228,438
                                                                                                 ------------
                                                                                                      426,524
                                                                                                 ------------
            Tobacco (0.2%)
     265    Altria Group, Inc. ......................................    7.00        11/04/13         274,013
     215    Altria Group, Inc. ......................................    7.75        01/15/27         221,866
                                                                                                 ------------
                                                                                                      495,879
                                                                                                 ------------
            Wireless Communications (0.1%)
     160    AT&T Wireless Services, Inc. ............................    8.75        03/01/31         199,739
                                                                                                 ------------
            Total Corporate Bonds (Cost $40,037,927)..........................................     41,153,874
                                                                                                 ------------
            Foreign Government Obligation (0.2%)
     390    United Mexican States Corp. (Mexico) (Cost $449,125).....    8.30        08/15/31         422,175
                                                                                                 ------------
            U.S. Government Agency & Obligations (37.0%)
   1,300    Federal Home Loan Mortgage Corp. ........................    5.125       11/07/13       1,292,129
   7,060    Federal National Mortgage Assoc..........................    4.25        05/15/09       7,121,620
     740    Tennessee Valley Authority...............................    0.00        10/15/04         737,350
            U.S. Treasury Bonds
   5,000    .........................................................    5.50        08/15/28       5,136,330
   3,260    .........................................................    6.125       08/15/29       3,636,556
   7,700    .........................................................    7.625       02/15/25      10,004,286
   1,450    .........................................................    8.125       08/15/19       1,921,365
   6,850    .........................................................    8.125       08/15/21       9,169,903
   1,150    .........................................................    8.75        08/15/20       1,611,708
            U.S. Treasury Notes
  10,050    .........................................................    1.875       01/31/06       9,974,635
  15,000    .........................................................    3.50        11/15/06      15,225,014
   4,950    .........................................................    3.875       02/15/13       4,785,066
     500    .........................................................    6.50        02/15/10         566,114
            U.S. Treasury Strips
   1,000    .........................................................    0.00        05/15/11         750,724
   4,190    .........................................................    0.00        08/15/20       1,766,265
   5,750    .........................................................    0.00        02/15/25       1,849,625
   5,555    .........................................................    0.00        02/15/25       1,779,778
                                                                                                 ------------
            Total U.S. Government & Agency Obligations (Cost $77,185,320).....................     77,328,468
                                                                                                 ------------

                       See Notes to Financial Statements
 18

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
            Mortgage-Backed Securities (5.1%)
            Federal Home Loan Mortgage Corp. Gold
 $   978    .........................................................    6.50 %     08/01/29-
                                                                                    08/01/33     $  1,024,983
     836    .........................................................    7.50       10/01/29-
                                                                                    08/01/32          897,983
            Federal National Mortgage Assoc.
   3,755    .........................................................    6.50       01/01/33        3,924,620
   1,222    .........................................................    7.00       07/01/11-
                                                                                    07/01/32        1,293,303
     965    .........................................................    7.50       08/01/23-
                                                                                    06/01/32        1,033,874
   1,000    .........................................................    7.50               +       1,069,688
     997    .........................................................    8.00       05/01/24-
                                                                                    08/01/31        1,082,746
            Government National Mortgage Assoc.
     185    .........................................................    7.50       08/15/25-
                                                                                    09/15/26          199,088
      87    .........................................................    8.00       06/15/26-
                                                                                    07/15/26           95,988
                                                                                                 ------------
            Total Mortgage-Backed Securities (Cost $10,477,479)...............................     10,622,273
                                                                                                 ------------
            Asset-Backed Securities (0.7%)
            Finance/Rental/Leasing
     315    Chase Credit Card Master Trust 2001-4A...................    5.50        11/17/08         329,602
     300    Citibank Credit Issuance Trust 2001-A/A1.................    6.90        10/15/07         315,551
      17    Harley-Davidson Motorcycle Trust 2002-1..................    3.02        09/15/06          17,075
     140    MBNA Master Credit Card Trust............................    5.90        08/15/11         150,726
     365    Nissan Auto Receivables Owner Trust 2001-C A4............    4.80        02/15/07         368,412
     175    TXU Electric Delivery Transition Bond Co. LLC 2004-1         4.81        11/15/12         176,319
              A2.....................................................
                                                                                                 ------------
            Total Asset-Backed Securities (Cost $1,323,153)...................................      1,357,685
                                                                                                 ------------
            Short-Term Investments (9.0%)
            U.S. Government Obligations (a) (0.2%)
            U.S. Treasury Bills
     400    ***......................................................    0.98        09/23/04         399,412
     100    ***......................................................    1.645       01/13/05          99,251
                                                                                                 ------------
            Total U.S. Government Obligations (Cost $498,669).................................        498,663
                                                                                                 ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON      MATURITY
THOUSANDS                                                                 RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------
]
            Repurchase Agreement (8.8%)
 $18,337    Joint repurchase agreement account (dated 07/30/04;          1.355%      08/02/04    $ 18,337,000
              proceeds $18,339,071) (b) (Cost $18,337,000)...........
                                                                                                 ------------
            Total Short-Term Investments (Cost $18,835,669)...................................     18,835,663
                                                                                                 ------------

            Total Investments (Cost $200,932,912) (c) (d)........................   103.3%     215,259,146

            Liabilities in Excess of Other Assets................................    (3.3)      (6,905,122)
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $208,354,024
                                                                                    =====     ============

---------------------

    ADR  American Depository Receipt.
    FSA  Financial Security Assurance.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $321,700.
     +   Security purchased on a forward commitment basis with an
         approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    (a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in a amount equal to $33,504,323 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $16,105,924 and the aggregate gross unrealized depreciation is $1,779,690, resulting in net unrealized appreciation of $14,326,234.

Futures Contracts Open at July 31, 2004:

NUMBER OF                                  DESCRIPTION, DELIVERY                    UNDERLYING FACE                   UNREALIZED
CONTRACTS        LONG/SHORT                    MONTH AND YEAR                       AMOUNT AT VALUE                  DEPRECIATION
---------        ----------               ------------------------                  ---------------                  ------------
    37              Short                 U.S. Treasury Notes
                                            5 Year September 2004                    $ (4,051,500)                    $ (59,915)
    22              Short                 U.S. Treasury Notes
                                            5 Year September 2004                      (2,435,813)                      (61,745)
   185              Short                 U.S. Treasury Bonds
                                           20 Year September 2004                     (20,020,469)                     (801,497)
                                                                                                                      ---------
                                          Total unrealized depreciation............................                   $(923,157)
                                                                                                                      =========

20
                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $200,932,912).......................................  $215,259,146
Receivable for:
    Interest................................................     1,968,238
    Investments sold........................................       161,292
    Shares of beneficial interest sold......................        91,457
    Dividends...............................................        73,476
Prepaid expenses and other assets...........................        71,435
                                                              ------------
    Total Assets............................................   217,625,044
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     8,519,662
    Variation margin........................................       263,938
    Distribution fee........................................       170,812
    Shares of beneficial interest redeemed..................       161,450
    Investment management fee...............................       106,664
Accrued expenses and other payables.........................        48,494
                                                              ------------
    Total Liabilities.......................................     9,271,020
                                                              ------------
    Net Assets..............................................  $208,354,024
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $199,780,850
Net unrealized appreciation.................................    13,403,077
Dividends in excess of net investment income................      (754,004)
Accumulated net realized loss...............................    (4,075,899)
                                                              ------------
    Net Assets..............................................  $208,354,024
                                                              ============
Class A Shares:
Net Assets..................................................    $8,032,423
Shares Outstanding (unlimited authorized, $.01 par value)...       644,785
    Net Asset Value Per Share...............................        $12.46
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $13.15
                                                              ============
Class B Shares:
Net Assets..................................................  $155,155,606
Shares Outstanding (unlimited authorized, $.01 par value)...    12,506,454
    Net Asset Value Per Share...............................        $12.41
                                                              ============
Class C Shares:
Net Assets..................................................   $43,124,186
Shares Outstanding (unlimited authorized, $.01 par value)...     3,470,939
    Net Asset Value Per Share...............................        $12.42
                                                              ============
Class D Shares:
Net Assets..................................................    $2,041,809
Shares Outstanding (unlimited authorized, $.01 par value)...       164,313
    Net Asset Value Per Share...............................        $12.43
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2004 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 3,105,631
Dividends (net of $21,222 foreign withholding tax)..........      645,511
                                                              -----------
    Total Income............................................    3,751,142
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        9,567
Distribution fee (Class B shares)...........................      816,187
Distribution fee (Class C shares)...........................      216,582
Investment management fee...................................      649,738
Transfer agent fees and expenses............................      125,399
Professional fees...........................................       34,278
Shareholder reports and notices.............................       33,902
Registration fees...........................................       27,848
Custodian fees..............................................       21,338
Trustees' fees and expenses.................................        1,516
Other.......................................................       11,774
                                                              -----------
    Total Expenses..........................................    1,948,129
                                                              -----------
    Net Investment Income...................................    1,803,013
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    3,759,473
Futures contracts...........................................      397,251
                                                              -----------
    Net Realized Gain.......................................    4,156,724
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (7,000,159)
Futures contracts...........................................     (408,669)
                                                              -----------
    Net Depreciation........................................   (7,408,828)
                                                              -----------
    Net Loss................................................   (3,252,104)
                                                              -----------
Net Decrease................................................  $(1,449,091)
                                                              ===========

                       See Notes to Financial Statements
 22

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2004   JANUARY 31, 2004
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,803,013      $  2,886,139
Net realized gain...........................................     4,156,724         7,018,523
Net change in unrealized appreciation.......................    (7,408,828)       14,617,180
                                                              ------------      ------------
    Net Increase (Decrease).................................    (1,449,091)       24,521,842
                                                              ------------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................      (105,672)         (152,122)
Class B shares..............................................    (1,550,100)       (3,159,058)
Class C shares..............................................      (416,463)         (780,828)
Class D shares..............................................       (33,615)          (57,992)
                                                              ------------      ------------
    Total Dividends.........................................    (2,105,850)       (4,150,000)
                                                              ------------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   (10,670,536)       30,021,645
                                                              ------------      ------------
    Net Increase (Decrease).................................   (14,225,477)       50,393,487
Net Assets:
Beginning of period.........................................   222,579,501       172,186,014
                                                              ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$754,004 and   $451,167, respectively)......................  $208,354,024      $222,579,501
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of the daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,743,702 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $228,558 and $4,973, respectively and received $26,920 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2004, aggregated $70,027,900 and $86,394,740, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $20,378,229 and $16,085,596, respectively.

For the six months ended July 31, 2004, the Fund incurred brokerage commissions of $431 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,700.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2004                 JANUARY 31, 2004
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     173,432   $  2,172,755          458,941   $  5,545,611
Reinvestment of dividends.........................       6,145         76,924            8,979        108,282
Redeemed..........................................    (112,837)    (1,413,559)        (162,828)    (1,962,686)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................      66,740        836,120          305,092      3,691,207
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   1,393,372     17,524,473        6,190,170     73,503,551
Reinvestment of dividends.........................      87,497      1,092,490          183,758      2,197,677
Redeemed..........................................  (2,392,029)   (29,908,854)      (4,810,133)   (57,539,950)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................    (911,160)   (11,291,891)       1,563,795     18,161,278
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     349,694      4,394,470        1,380,443     16,559,967
Reinvestment of dividends.........................      25,239        315,610           50,778        608,265
Redeemed..........................................    (317,127)    (3,967,807)        (859,068)   (10,354,912)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................      57,806        742,273          572,153      6,813,320
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      15,847        201,776          239,592      2,881,351
Reinvestment of dividends.........................       1,988         24,849            3,633         43,824
Redeemed..........................................     (93,766)    (1,183,663)        (132,275)    (1,569,335)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     (75,931)      (957,038)         110,950      1,355,840
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................    (862,545)  $(10,670,536)       2,551,990   $ 30,021,645
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

As of January 31, 2004, the Fund had a net capital loss carryforward of $6,999,142 which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise from the potential inability of the counterparties to meet the terms of their contracts.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED           -------------------------------------------------------
                                                  JULY 31, 2004           2004        2003        2002        2001         2000
                                                  -------------          ------      ------      ------      ------       ------
                                                   (unaudited)
Class A Shares:
Selected Per Share Data:

Net asset value, beginning of period............     $12.66              $11.45      $12.35      $12.42      $11.80       $12.75
                                                     ------              ------      ------      ------      ------       ------

Income (loss) from investment operations:
    Net investment income++.....................       0.15                0.26        0.33        0.43        0.47         0.47
    Net realized and unrealized gain (loss).....      (0.18)               1.28       (0.84)      (0.06)       0.94        (0.69)
                                                     ------              ------      ------      ------      ------       ------

Total income (loss) from investment
 operations.....................................      (0.03)               1.54       (0.51)       0.37        1.41        (0.22)
                                                     ------              ------      ------      ------      ------       ------

Less dividends and distributions from:
    Net investment income.......................      (0.17)              (0.33)      (0.39)      (0.44)      (0.47)       (0.47)
    Net realized gain...........................         --                  --          --          --       (0.32)       (0.26)
                                                     ------              ------      ------      ------      ------       ------

Total dividends and distributions...............      (0.17)              (0.33)      (0.39)      (0.44)      (0.79)       (0.73)
                                                     ------              ------      ------      ------      ------       ------

Net asset value, end of period..................     $12.46              $12.66      $11.45      $12.35      $12.42       $11.80
                                                     ======              ======      ======      ======      ======       ======

Total Return+...................................      (0.25)%(1)          13.65%      (4.19)%      3.13%      12.66%       (1.84)%

Ratios to Average Net Assets(3):
Expenses........................................       1.09 %(2)           1.09%       1.08 %      1.16%       1.20%        1.20 %

Net investment income...........................       2.37 %(2)           2.15%       2.79 %      3.44%       3.97%        3.82 %

Supplemental Data:
Net assets, end of period, in thousands.........     $8,032              $7,318      $3,125      $2,216      $2,043       $2,187

Portfolio turnover rate.........................         34 %(1)            174%        173 %        99%         21%          35 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                           FOR THE YEAR ENDED JANUARY 31,
                                         MONTHS ENDED           ---------------------------------------------------------------
                                         JULY 31, 2004            2004          2003          2002         2001          2000
                                         -------------          --------      --------      --------      -------       -------
                                          (unaudited)
Class B Shares:
Selected Per Share Data:

Net asset value, beginning of period...      $12.61               $11.40        $12.31        $12.39       $11.77        $12.74
                                             ------               ------        ------        ------       ------        ------

Income (loss) from investment
 operations:
    Net investment income++............        0.10                 0.17          0.24          0.34         0.37          0.38
    Net realized and unrealized gain
    (loss).............................       (0.24)                1.28         (0.85)        (0.07)        0.95         (0.71)
                                             ------               ------        ------        ------       ------        ------

Total income (loss) from investment
 operations............................       (0.14)                1.45         (0.61)         0.27         1.32         (0.33)
                                             ------               ------        ------        ------       ------        ------

Less dividends and distributions from:
    Net investment income..............       (0.06)               (0.24)        (0.30)        (0.35)       (0.38)        (0.38)
    Net realized gain..................          --                   --            --            --        (0.32)        (0.26)
                                             ------               ------        ------        ------       ------        ------

Total dividends and distributions......       (0.06)               (0.24)        (0.30)        (0.35)       (0.70)        (0.64)
                                             ------               ------        ------        ------       ------        ------

Net asset value, end of period.........      $12.41               $12.61        $11.40        $12.31       $12.39        $11.77
                                             ======               ======        ======        ======       ======        ======

Total Return+..........................       (0.57)%(1)           12.77%        (4.98)%        2.32%       11.82%        (2.69)%

Ratios to Average Net Assets(3):
Expenses...............................        1.84 %(2)            1.86%         1.84 %        1.91%        2.00%         1.95 %

Net investment income..................        1.62 %(2)            1.38%         2.03 %        2.68%        3.17%         3.07 %

Supplemental Data:
Net assets, end of period, in
 thousands.............................    $155,156             $169,135      $135,146      $101,957      $45,803       $56,827

Portfolio turnover rate................          34 %(1)             174%          173 %          99%          21%           35 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                          FOR THE YEAR ENDED JANUARY 31,
                                            MONTHS ENDED           ------------------------------------------------------------
                                            JULY 31, 2004           2004         2003         2002         2001          2000
                                            -------------          -------      -------      -------      -------       -------
                                             (unaudited)
Class C Shares:
Selected Per Share Data:

Net asset value, beginning of period......      $12.63              $11.42       $12.33       $12.41       $11.78        $12.74
                                                ------              ------       ------       ------       ------        ------

Income (loss) from investment operations:
    Net investment income++...............        0.10                0.17         0.24         0.33         0.38          0.38
    Net realized and unrealized gain
    (loss)................................       (0.19)               1.28        (0.85)       (0.05)        0.95         (0.70)
                                                ------              ------       ------       ------       ------        ------

Total income (loss) from investment
 operations...............................       (0.09)               1.45        (0.61)        0.28         1.33         (0.32)
                                                ------              ------       ------       ------       ------        ------

Less dividends and distributions from:
    Net investment income.................       (0.12)              (0.24)       (0.30)       (0.36)       (0.38)        (0.38)
    Net realized gain.....................          --                  --           --           --        (0.32)        (0.26)
                                                ------              ------       ------       ------       ------        ------

Total dividends and distributions.........       (0.12)              (0.24)       (0.30)       (0.36)       (0.70)        (0.64)
                                                ------              ------       ------       ------       ------        ------

Net asset value, end of period............      $12.42              $12.63       $11.42       $12.33       $12.41        $11.78
                                                ======              ======       ======       ======       ======        ======

Total Return+.............................       (0.64)%(1)          12.74%       (5.00)%       2.32%       11.89%        (2.62)%

Ratios to Average Net Assets(3):
Expenses..................................        1.84 %(2)           1.85%        1.84 %       1.91%        1.94%         1.95 %

Net investment income.....................        1.62 %(2)           1.39%        2.03 %       2.68%        3.23%         3.07 %

Supplemental Data:
Net assets, end of period, in thousands...     $43,124             $43,092      $32,439      $33,321      $24,205       $29,535

Portfolio turnover rate...................          34 %(1)            174%         173 %         99%          21%           35 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 32

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX                        FOR THE YEAR ENDED JANUARY 31
                                                  MONTHS ENDED           -------------------------------------------------------
                                                  JULY 31, 2004           2004        2003        2002        2001         2000
                                                  -------------          ------      ------      ------      ------       ------
                                                   (unaudited)
Class D Shares:
Selected Per Share Data:

Net asset value, beginning of period............     $12.63              $11.42      $12.33      $12.40      $11.79       $12.75
                                                     ------              ------      ------      ------      ------       ------

Income (loss) from investment operations:
    Net investment income++.....................       0.16                0.29        0.34        0.45        0.50         0.50
    Net realized and unrealized gain (loss).....      (0.18)               1.28       (0.83)      (0.05)       0.93        (0.70)
                                                     ------              ------      ------      ------      ------       ------

Total income (loss) from investment
 operations.....................................      (0.02)               1.57       (0.49)       0.40        1.43        (0.20)
                                                     ------              ------      ------      ------      ------       ------

Less dividends and distributions from:
    Net investment income.......................      (0.18)              (0.36)      (0.42)      (0.47)      (0.50)       (0.50)
    Net realized gain...........................         --                  --          --          --       (0.32)       (0.26)
                                                     ------              ------      ------      ------      ------       ------

Total dividends and distributions...............      (0.18)              (0.36)      (0.42)      (0.47)      (0.82)       (0.76)
                                                     ------              ------      ------      ------      ------       ------

Net asset value, end of period..................     $12.43              $12.63      $11.42      $12.33      $12.40       $11.79
                                                     ======              ======      ======      ======      ======       ======

Total Return+...................................      (0.15)%(1)          13.94%      (4.04)%      3.37%      12.88%       (1.63)%

Ratios to Average Net Assets(3):
Expenses........................................       0.84 %(2)           0.86%       0.84 %      0.91%       1.00%        0.95 %

Net investment income...........................       2.62 %(2)           2.38%       3.03 %      3.68%       4.17%        4.07 %

Supplemental Data:
Net assets, end of period, in thousands.........     $2,042              $3,034      $1,476        $496        $107       $1,546

Portfolio turnover rate.........................         34 %(1)            174%        173 %        99%         21%          35 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Income Fund

Semiannual Report
July 31, 2004

[MORGAN STANLEY LOGO]

38400RPT-RA04-00542P-Y07/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


                                       3